Warrant liabilities - Additional Information (Detail) - $ / shares shares in Millions		12 Months Ended
	Dec. 01, 2021	Dec. 31, 2021
Disclosure of Warrant Liabilities [Line Items]
Description of terms of warrants		The terms of all warrants include a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding GHL Class A ordinary shares, the warrant holders would be entitled to receive cash for their warrants.
Warrants [Member]
Disclosure of Warrant Liabilities [Line Items]
Number of warrants issued in reverse recapitalization	26
Warrant exercise price		$ 11.50
Warrants [Member] | Bottom of range [member]
Disclosure of Warrant Liabilities [Line Items]
Warrants redemption price per share		0.01
Warrants [Member] | Top of range [member]
Disclosure of Warrant Liabilities [Line Items]
Warrants redemption price per share		$ 0.10
Public Warrants [Member]
Disclosure of Warrant Liabilities [Line Items]
Number of shares listed in NASDAQ		10
Private Warrant [Member]
Disclosure of Warrant Liabilities [Line Items]
Number of shares listed in NASDAQ		16
Number of warrants can be exercised on cash less basis		12